UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-21066
                        ---------------------------------
                       Investment Company Act file number

                       TORREY U.S. STRATEGY PARTNERS, LLC
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                           505 PARK AVENUE, 5TH FLOOR
                               NEW YORK, NY 10022
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             TORREY ASSOCIATES, LLC
                           505 PARK AVENUE, 5TH FLOOR
                               NEW YORK, NY 10022
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (212) 644-7800
                                                    --------------
Date of fiscal year end: 3/31/2009
                        ----------
Date of reporting period: 9/30/2008
                        -----------

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

                                             Torrey U.S. Strategy Partners, LLC
-------------------------------------------------------------------------------
                                                             September 30, 2008
-------------------------------------------------------------------------------

TORREY U.S. STRATEGY PARTNERS, LLC
Financial Statements
(Unaudited)
Period April 1, 2008 to September 30, 2008

                                             Torrey U.S. Strategy Partners, LLC
-------------------------------------------------------------------------------
                                                             September 30, 2008
-------------------------------------------------------------------------------


                       Torrey U.S. Strategy Partners, LLC
                              Financial Statements
                                   (Unaudited)


                    Period April 1, 2008 to September 30, 2008

Contents

Statement of Assets and Liabilities...........................................1
Schedule of Investment in Unaffiliated Investment Funds.......................2
Statement of Operations.......................................................3
Statements of Changes in Members' Equity - Net Assets.........................4
Statement of Cash Flows.......................................................5
Notes to Financial Statements.................................................6

                                             Torrey U.S. Strategy Partners, LLC
                                Statement of Assets and Liabilities (unaudited)
-------------------------------------------------------------------------------
                                                             September 30, 2008
-------------------------------------------------------------------------------

Assets

Investments in unaffiliated investment funds, at fair value        $103,403,201
                                              cost basis           $103,407,381
Cash                                                                     37,209
Due from investment fund                                              2,040,701
Other assets                                                                  0
-------------------------------------------------------------------------------

Total Assets                                                        105,481,111
-------------------------------------------------------------------------------

Liabilities

Member redemptions payable                                              251,827
Payable to broker                                                             0
Due to investment advisor                                               493,236
Professional fees payable                                               213,244
Administrative fees payable                                              53,002
Loan Payable                                                          4,849,000
Advance member subscriptions                                                  0
-------------------------------------------------------------------------------

Total Liabilities                                                     5,860,309
-------------------------------------------------------------------------------

Net Assets                                                          $99,620,802

Members' Equity - Net Assets

Represented by:
    Capital subscriptions - net                                     $99,624,983
    Net unrealized depreciation on investments                          (4,181)
-------------------------------------------------------------------------------

Members' Equity - Net Assets
(equivalent to $137.84 per unit based on 722,714 units outstanding) $99,620,802


                  See accompanying notes to financial statements

                                             Torrey U.S. Strategy Partners, LLC
           Schedule of Investments in Unaffiliated Investment Funds (Unaudited)
-------------------------------------------------------------------------------
                                                             September 30, 2008
-------------------------------------------------------------------------------

                                                      Percentage of
Investment Fund (a)               Cost    Fair Value   net assets  Liquidity
-------------------           ----------  ----------   ---------   -----------

Equity Long/Short Hedged
------------------------
Bay II Resource Partners, L.P. 8,360,096 11,172,937 11.22% Quarterly Seminole Small Cap Partners,
 L.P.                          6,200,000  9,009,890      9.04%   Semi-annually
TCS Capital, L.P.              3,750,000  4,662,760      4.68%        Annually
TCS Capital II, L.P.           4,000,000  3,860,269      3.87%        Annually
Castlerock Partners, L.P.      9,750,000  9,494,994      9.53%       Quarterly
ICAP QP Absolute Return Fund,
 LP                            9,100,000  8,100,482      8.13%       Quarterly
Seligman Tech Spectrum Fund
 LLC                          12,400,000 12,636,143     12.68%         Monthly
Whitney Green River Fund LP    8,000,000  6,276,773      6.30%       Quarterly
Newbrook Capital Partners, L.P.7,000,000  6,039,337      6.06%       Quarterly
Coeus Capital L.P.             6,300,000  5,892,274      5.91%       Quarterly
Stadia Opportunity Fund, LP    2,000,000  1,789,239      1.80%        Annually
                              ----------  ----------   ---------   -----------
  Strategy Total              76,860,096 78,935,098     79.24%


Event Driven Equity Long/Short
------------------------------
Jana Piranha Partners, L.P.    6,001,056  8,205,435      8.24%       Quarterly
                              ----------  ----------   ---------
  Strategy Total               6,001,056  8,205,435      8.24%

Distressed Securities
---------------------
Schultze Partners LP          10,046,229  8,647,286      8.68%         Monthly
                              ----------  ----------   ---------
  Strategy Total              10,046,229  8,647,286      8.68%

Sector: Energy
--------------
CamCap Resources, L.P.        10,500,000  7,615,382      7.64%       Quarterly
                              ----------  ----------   ---------
Strategy Total                10,500,000  7,615,382      7.64%

Total Investments in
 unaffiliated funds         $103,407,381 $103,403,200  103.80%
                              ----------  ----------   ---------
                              ----------  ----------   ---------

Other Assets less Liabilities            (3,782,398)    -3.80%
----------------------------

Net assets representing members' equity  $99,620,802   100.00%

(a) All of the Fund's investments are considered to be illiquid because the investments can only be redeemed on a monthly, quarterly, or semi-annual basis.


            See accompanying notes to financial statements

                                             Torrey U.S. Strategy Partners, LLC
                                            Statement of Operations (unaudited)
-------------------------------------------------------------------------------
                                                             September 30, 2008
-------------------------------------------------------------------------------

Investment Income

Interest Income                                                         $25,516
Other Income                                                                518
-------------------------------------------------------------------------------

Total Investment Income                                                  26,034
-------------------------------------------------------------------------------

Operating Expenses

Management Fee                                                        1,125,925
Insurance Expense                                                        37,056
Legal Expense                                                            19,725
Audit Expense                                                            21,000
Board of Managers' Fees                                                  16,250
Investor Servicing Fees                                                  88,953
Tax Expense                                                              33,000
Professional and Administration Fees                                    102,145
Other Expenses                                                          152,841
-------------------------------------------------------------------------------

Total Operating Expenses                                              1,596,895
-------------------------------------------------------------------------------

Net Investment Loss                                                 (1,570,861)
-------------------------------------------------------------------------------

Net Realized and Unrealized Loss from Investments

Net realized losses from investments in investment funds              (470,591)
Change in net unrealized depreciation from investments in
 investment funds                                                  (11,030,115)
-------------------------------------------------------------------------------

Net Realized and Unrealized Loss from Investments                  (11,500,707)
-------------------------------------------------------------------------------

Decrease in Members' Equity - Net Assets Derived from
Operations                                                        ($13,071,567)
-------------------------------------------------------------------------------

             See accompanying notes to financial statements

                                             Torrey U.S. Strategy Partners, LLC
              Statements of Changes in Members' Equity - Net Assets (unaudited)
-------------------------------------------------------------------------------
                            Periods Ended September 30, 2008 and March 31, 2008
-------------------------------------------------------------------------------

Operations                               September 30, 2008      March 31, 2008
                                         ------------------    ----------------

Net investment gain (loss)                    ($1,570,861)         ($1,433,090)
Net realized gains (losses) from investments     (470,591)            3,907,975
Change in net unrealized appreciation
 (depreciation) from unaffiliated investment
 funds                                        (11,030,115)         (13,418,416)
Change in net unrealized appreciation
 (depreciation) from affiliated investment
 funds                                                   0                    0
-------------------------------------------------------------------------------

Change in Members' Equity - Net Assets
  Derived from Operations                     (13,071,567)         (10,943,531)
-------------------------------------------------------------------------------

Capital Transactions

Member subscriptions                            13,818,618           41,142,278
Member interests repurchased                  (13,239,394)          (4,974,923)
-------------------------------------------------------------------------------

Change in Members' Equity - Net Assets
 Derived from Capital Transactions                 579,223           36,167,355
-------------------------------------------------------------------------------

Net Change in Members' Equity - Net Assets    (12,492,345)           25,223,824
-------------------------------------------------------------------------------

Members' Equity - Net Assets
  At Beginning of The Period                   112,113,146           86,889,322
-------------------------------------------------------------------------------

Members' Equity - Net Assets
  At End of The Period                         $99,620,801         $112,113,146
-------------------------------------------------------------------------------

               See accompanying notes to financial statements

                                             Torrey U.S. Strategy Partners, LLC
                                            Statement of Cash Flows (unaudited)
-------------------------------------------------------------------------------
                                                Period Ended September 30, 2008
-------------------------------------------------------------------------------

Cash Flows From Operating Activities


Decrease in Members' Equity from Operations                       ($13,071,567)
Adjustments to reconcile net decrease in members' equity -
 net assets derived from operations to net cash used in
 operating activities:
  Change in net unrealized appreciation from investments
   in investment funds                                               11,030,115
  Net realized loss on investments in investment funds                  470,591
  Proceeds from sales of investments in investment funds              1,929,409
  Purchases of investments in investment funds                      (6,200,000)
  Change in advance manager contributions                                     0
  Change in due from investment funds                                         0
  Decrease in other assets                                            2,490,550
  Decrease in due to investment advisor                                (42,019)
  Increase in Loan payable                                            4,849,000
  Increase in professional and administrative fees payable               29,309

Net cash provided by operating activities                             1,485,388
-------------------------------------------------------------------------------

Cash Flows From Financing Activities

Proceeds from member subscriptions                                   13,818,618
Payments for member interests repurchased                          (13,239,394)
Decrease in payments for advance member subscriptions               (4,570,800)
Decrease in member redemptions payable                                (168,419)

Net cash used in financing activities                               (4,159,995)
-------------------------------------------------------------------------------

Net decrease in cash                                                (2,674,607)
Cash at beginning of period                                           2,711,817
-------------------------------------------------------------------------------

Cash at end of period                                                   $37,209
-------------------------------------------------------------------------------

          See accompanying notes to financial statements

                                             Torrey U.S. Strategy Partners, LLC
                                      Notes to Financial Statements (Unaudited)
-------------------------------------------------------------------------------
                                                             September 30, 2008
-------------------------------------------------------------------------------

(1) Organization

Torrey U.S. Strategy Partners, LLC, a Delaware limited liability company (the
Fund), is registered under the Investment Company Act of 1940, and is a closed-end, non-diversified, management investment company. The Fund was formed on March 25, 2002, and commenced operations on September 1, 2002. The Fund's term is perpetual unless the Fund is otherwise dissolved under the terms of its limited liability company agreement.

The investment advisor of the Fund is Torrey Associates, LLC. As of September 30, 2008, the investment advisor held an interest in the Fund of $137,840.

The power to manage and control the business affairs of the Fund is vested in the Board of Managers, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the business of the Fund. Investors may purchase units of the Fund through private placements. Investors may not be able to liquidate their investment other than as a result of repurchases of units by the Fund. The Board of Managers, from time to time and in their complete and exclusive discretion, may determine to cause the Fund to repurchase units.

(2) Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

(a) Investments in Investment Funds

Investments in investment funds are reported at fair value and are valued by the investment advisor in accordance with the Fund's limited liability company agreement and the valuation procedures (the "Valuation Procedures") set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers. The investment advisor will value interests in investment funds at fair value, which ordinarily will be the value determined by the portfolio manager for each investment fund in accordance with the policies established by the relevant investment fund. Fair values of investments in these investment funds are generally determined by the investment advisor based on periodic financial information (including annual audited financial statements) obtained from investment funds. Realized gains and losses are recognized at the time of withdrawal from an investment fund. Partial withdrawals from an investment fund are allocated proportionately between the cost basis and realized gains and losses. Unrealized gains and losses are reflected in operations when changes between the carrying value and fair value of investment fund interests occur.

The Valuation Procedures that have been approved by the Board of Managers seek to ensure that the Fund is able to reliably determine the value of its investments in investment funds. In accordance with the Fund's Valuation Procedures, in any instance in which the investment advisor has reason to believe that the current valuation of an interest in an investment fund does not represent the fair value of such interest, the investment advisor will promptly provide the Board of Mangers with its proposed

                                             Torrey U.S. Strategy Partners, LLC
                                      Notes to Financial Statements (Unaudited)
-------------------------------------------------------------------------------
                                                             September 30, 2008
-------------------------------------------------------------------------------

valuation for that interest, on the basis of all relevant information available at the time, including independent appraisals if readily obtainable. The investment advisor will take steps to ascertain the fair value of an interest in an investment fund, among other things, making appropriate inquires of the investment funds, seeking an independent appraisal of the investment fund of its holdings (to the extent feasible) and/or applying a discount or premium based on the investment advisor's professional opinion of market and other events and the investment advisor's current knowledge of the investment fund's current holdings. Prior to investing in any investment fund, the investment advisor will conduct a due diligence review of the valuation methodology used by the investment fund, which as a general matter will use market value when available, and otherwise use principles of fair value that the investment advisors reasonably believes to be consistent with those used by the Fund for valuing its own investments. In the absence of specific transaction activity in a particular investment fund, the investment advisor will consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount.

All of the Fund's investments are considered to be illiquid because the investments can only be redeemed on a monthly, quarterly, or semi-annual basis. As such, the fair value may differ from the values that will be realized at the time of redemption, and the differences could be material. All investments in investment funds held by the Fund are considered unaffiliated investments.

(b) Subscriptions and Repurchases

Member capital subscription requests may be accepted at such times as the Board of Managers may determine, subject to the receipt of funds on or before the acceptance date set by the Board. Generally, subscriptions are recorded in the capital accounts as of the beginning of the first business day of the month following the subscription. Any cash received by the Fund prior to this date is recorded as an advance member subscription liability until reflected in the capital accounts.

The Fund may repurchase units pursuant to written tenders by members. These repurchases are made at such times as determined by the Board of Managers. Generally, the Fund repurchases units from members two times each year, in June and December. On November 3, 2008, the Fund issued a tender offer to repurchase members' equity interests in the Fund in an amount up to 30% of the Fund's members' equity as of December 31, 2008.

(c) Income Taxes

The Fund is not subject to income taxes; the individual members are required to report their distributive share of the Fund's realized income, gain, loss, deductions, or credits on their individual income tax returns.

                                             Torrey U.S. Strategy Partners, LLC
                                      Notes to Financial Statements (Unaudited)
-------------------------------------------------------------------------------
                                                             September 30, 2008
-------------------------------------------------------------------------------

(d) Revenue and Expenses

Interest income is accrued as earned. Expenses are accrued as incurred. The Fund bears all of its general and administrative expenses.

(e) Members' Equity - Net Assets

During the period ended September 30, 2008, net investment losses and realized losses of $1,570,861 and $470,591 respectively, have been reclassified to capital subscriptions - net in the members' equity - net assets section of the accompanying statement of assets and liabilities.

(f) Profit and Loss Allocations

Profits and losses are allocated to the members in accordance with the terms of the limited liability company agreement. In general, each member shares in the profits and losses of the Fund in proportion to their respective interests in the Fund.

(g) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that may affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

The assets of the investee funds may consist of readily marketable securities, which are valued at quoted market prices. However, because the Fund does not directly invest in the underlying securities of the investee, and due to the restrictions on the transferability and timing of withdrawals from the investee, the amounts realized upon liquidation could differ from such reported values.

(3) Expenses of the Fund

The Fund bears all expenses in connection with the operation of the Fund. Examples of expenses borne by the Fund include all costs and expenses related to portfolio transactions and positions for the Fund's account, costs and expenses related to the establishment of any investments managed by sub-advisors, management fees, legal fees, accounting and administration fees, operational and compliance support fees and expenses, costs of insurance, organizational and registration expenses, offering costs, and expenses of meetings of managers and investors of the Fund.

The investment advisor is paid a management fee by the Fund as compensation for its services to the Fund at an annual rate of 2% of the Fund's net assets. The management fee is payable quarterly in arrears calculated on the basis of net asset value as of the end of such quarter. Management fees totaled $1,125,925 for the period April 1, 2008 to September 30, 2008.

                                             Torrey U.S. Strategy Partners, LLC
                                      Notes to Financial Statements (Unaudited)
-------------------------------------------------------------------------------
                                                             September 30, 2008
-------------------------------------------------------------------------------

The Fund pays the placement agent and the investment advisor a quarterly investor servicing fee at an annual rate of 0.10% and 0.05%, respectively, of the Fund's net assets of each quarter end. Investor servicing fees totaled $88,953 for the period April 1, 2008 to September 30, 2008.

The Fund reimburses the investment advisor for certain expenses incurred on behalf of the Fund. As of September 30, 2008, the Fund had accrued $493,236 for amounts due to the investment advisor for management fees, investor servicing fees, and reimbursable expenses.

At the discretion of the placement agent, investors may be charged a front-end sales charge in an amount up to 3% of the gross investment of each investor in the Fund. Member subscriptions are shown net of placement agent fees in the accompanying statements of changes in members' equity - net assets.

The fund has an agreement with an administration firm to perform certain financial, accounting, administrative, and other services on behalf of the Fund. In consideration for these services, the Fund pays the administration firm an annual fee of between 0.06% and 0.15% based on the net assets of the beginning of each month. Professional and administration fees totaled $102,145 for the period April 1, 2008 to September 30, 2008.

The Fund pays each independent member of the Board of Managers an annual compensation of $15,000 per member per year. These fees totaled $16,250 for the period April 1, 2008 to September 30, 2008.

The fund has an agreement with a compliance support firm to perform certain operational and compliance support services on behalf of the Fund. In consideration for theses services, the Fund pays the compliance support firm an annual fee of 0.10% of the average net assets of the Fund, subject to a minimum monthly fee. Compliance support fees totaled $34,963 for the period April 1, 2008 to September, 30 2008.

(4) Investment Transactions

Aggregate purchases and proceeds from sales of investment funds for the period April 1, 2008 to September 30, 2008 amounted to $6,200,000 and 1,929,409 respectively. At September 30, 2008, the cost of the investments for federal income tax purposes was $103,407,381 and the accumulated net unrealized depreciation on investments was $4,181 consisting of $8,976,013 gross unrealized appreciation and $8,980,194 gross unrealized depreciation.


                                             Torrey U.S. Strategy Partners, LLC
                                      Notes to Financial Statements (Unaudited)
-------------------------------------------------------------------------------
                                                             September 30, 2008
-------------------------------------------------------------------------------

(5) Members' Equity Unit Transactions

Transactions in units of members' equity were as follows:

                                                Semi-Annual Periods Ended
                                           ------------------------------------
                                           September 30, 2008    March 31, 2008
                                           ------------------    --------------
Beginning units of members' equity                    716,542           501,521
                                           ------------------    --------------
Members' equity subscriptions                          85,823           247,557
Members' equity repurchases                           -79,650           -32,536
                                           ------------------    --------------
Net change in units of members' equity                  6,172           215,021
                                           ------------------    --------------
Ending units of members' equity                       722,714           716,542
                                           ------------------    --------------

                                             Torrey U.S. Strategy Partners, LLC
                                      Notes to financial Statements (unaudited)
-------------------------------------------------------------------------------
                                                           Financial Highlights
                                                Period Ended September 30, 2008

                            April 1, 2008-    April 1, 2007- September 1, 2002*-
                          September 30, 2008  March 31, 2008   March 31, 2007
                          ------------------  -------------- ------------------

Per share operation
 performance:
(For a unit of members'
 equity outstanding
 throughout the period):
Net asset value, beginning
 of the period                   $156.46          $153.70          $100.00
                          ------------------  -------------- ------------------
Income (loss) from investment
 operations:
Net investment loss               (2.24)           (7.47)          (13.45)
Net realized/unrealized gain
 (loss) on investments           (16.38)            10.23            67.15
                          ------------------  -------------- ------------------
Total from investment operations (18.62)             2.76            53.70
                          ------------------  -------------- ------------------
Net asset value, end of period   $137.84          $156.46          $153.70
                          ------------------  -------------- ------------------

Total return:                    -11.90%            1.80%           53.70%


Supplemental data:
Net assets, end of period    $99,620,801     $112,113,146      $75,633,824
Ratio to average net assets
 (annualized):
  Expenses                         2.75%            3.12%            3.23%
  Net investment loss             -2.70%           -2.94%           -3.13%
Portfolio turnover rate            1.64%           21.01%           19.30%

* Commencement of operations.

Total return, expense and net investment loss ratios are calculated based on the net asset value for each limited partner class taken as a whole. The expense ratios exclude indirect fees or expenses charged against the Fund's investment fund balances by the respective managers of the investment funds. An individual member's actual results may vary from those noted above based on the timing of capital transactions.

ITEM 2.   CODE OF ETHICS.
-------------------------

Not applicable for semi-annual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Not applicable for semi-annual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Not applicable for semi-annual reports.


ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable for semi-annual reports.


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

Included as part of the report to members filed under Item 1.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
----------------------------------------------------------------
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------

Not applicable for semi-annual reports.


ITEM  8.  Portfolio Managers of Closed-End Management Investment Companies.
--------------------------------------------------------------------------


Not applicable for semi-annual reports.


ITEM  9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
---------------------------------------------

Not applicable.

ITEM  10.  SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not applicable.


ITEM  11.  CONTROLS AND PROCEDURES.
-----------------------------------

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.
-------------------


(a)(1)  Not applicabale for semi-annual reports.

(a)(2)  The following exhibits are attached to this Form N-CSR:

        Exhibit No.   Description of Exhibit

        11(a) Certification of Chief Executive Officer pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002.

        11(b) Certification of Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.


(a)(3)  Not applicable.


(b)     The following exhibits are attached to this Form N-CSR:

        Exhibit No.   Description of Exhibit

        11(c) Certification of Chief Executive Officer and Principal
              Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.



				SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) TORREY U.S. STRATEGY PARTNERS, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ JAMES A. TORREY
                         -----------------------------
                           JAMES A. TORREY, Chief Executive Officer

Date December 5, 2008
    -----------------


    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) TORREY U.S. STRATEGY PARTNERS, LLC
             ----------------------------------------------
By (Signature and Title)*  /s/ RAYMOND J. CLEARY
                         -----------------------------
                          RAYMOND J. CLEARY, Principal Financial Officer

Date December 5, 2008
    -----------------


* Print the name and title of each signing officer under his or her signature.